U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

   1.       Name and address of issuer:

            T. Rowe International Index Fund, Inc.
            100 East Pratt Street
            Baltimore, MD 21202

   2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
            check the box but do not list series or classes):   /x/

            T. Rowe Price International Equity Index Fund


   3.       Investment Company Act File Number:  811-10063
            Securities Act File Number:  333-44964

   4a. Last day of fiscal year for which this Form is filed:

            October 31, 2005

   4b.      / /  Check box if this Form is being filed late
            (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
            Instruction A.2.)

            Note: If the Form is being filed late, interest must be paid on the registration fee due.

   4c. / / Check box if this is the last time the issuer will be filing the Form.

   5.       Calculation of registration fee:

   (i)      Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                  $100,833,646.59

   (ii)     Aggregate price of securities redeemed
            or repurchased during the fiscal year:              $21,328,586.06

   (iii)    Aggregate price of securities redeemed
            or repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the Commission:                  $-0-

   (iv)     Total available redemption credits
            [add items 5(ii) and 5(iii)]:                       $21,328,586.06

   (v)      Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv) from
            Item 5(i):                                          $79,505,060.53

   (vi)     Redemption credits available for use in future
            years - if Item 5(I)is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(I)]:                         $-0-

   (vii)    Multiplier for determining registration fee (See
            Instruction C.9):                                       x 0.000107

   (viii)   Registration fee due [multiply Item 5(v)
            by Item 5(vii)]  (enter "0" if no fee is due):           $8,507.04

    6.       Prepaid Shares

             If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
             October 11, 1997, then report the amount of
             securities (number of shares or other units)
             deducted here:  -0-.   If there is a number of
             shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

    7.       Interest due - if this Form is being
             filed more than 90 days after the end
             of the issuer's fiscal year (see
             Instruction D):                                             +$-0-

    8.       Total of the amount of the registration
             fee due plus any interest due [line 5(viii)
             plus line 7]:                                           $8,507.04

    9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

             Method of delivery:  Wire transfer

             SIGNATURES

             This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


             Joseph A. Carrier, Treasurer
             By (Signature and Title)*

             January 18, 2006